Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax and Social Contribution [Line Items]
Percentage of statutory rates	15.00%
Taxable income exceeding	10.00%
Taxable income exceeding (in Brazil Real)	R$ 141	R$ 6	R$ 75
Limit for accumulated loss carryforwards	30.00%
Corporate Income Tax [Member]
Income Tax and Social Contribution [Line Items]
Taxable income exceeding (in Brazil Real)	R$ 240
Social Contribution on Net Income [Member]
Income Tax and Social Contribution [Line Items]
Taxable income for social contribution	9.00%